JPMorgan Preferred and Income Securities Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 91.9%
Banks — 46.0%
Banco Bilbao Vizcaya Argentaria SA (Spain) Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (a) (b) (c)	200	195
Bank of America Corp. Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (c)	896	852
Barclays plc (United Kingdom), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.87%), 6.13%, 12/15/2025 (a) (b) (c)	200	197
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (a) (b) (c)	450	414
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (a) (b) (c)	470	424
Credit Agricole SA (France), (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200	215
HSBC Holdings plc (United Kingdom), (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (a) (b) (c)	400	382
ING Groep NV (Netherlands), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c)	400	385
Lloyds Banking Group plc (United Kingdom), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c)	200	200
NatWest Group plc (United Kingdom), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c)	590	578
Nordea Bank Abp (Finland), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d)	570	572
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (a) (b) (c)	890	743
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.00%, 5/15/2027 (a) (b) (c)	50	50
Regions Financial Corp. Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 5.75%, 6/15/2025 (a) (b) (c)	390	391
Societe Generale SA (France), (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)	250	260
Standard Chartered plc (United Kingdom), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (a) (b) (c) (d)	200	201
SVB Financial Group Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (a) (b) (c)	650	514
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (a) (b) (c)	810	765
US Bancorp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (a) (b) (c)	661	548
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (a) (b) (c)	940	865
		8,751
Capital Markets — 16.5%
Bank of New York Mellon Corp. (The) Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (a) (b) (c)	980	852
Charles Schwab Corp. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 5.00%, 6/1/2027 (a) (b) (c)	900	842
Goldman Sachs Group, Inc. (The) Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.95%), 4.12%, 11/10/2026 (a) (b) (c)	970	849
UBS Group AG (Switzerland), (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (c) (d)	580	591
		3,134
Consumer Finance — 11.6%
Ally Financial, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.87%), 4.70%, 5/15/2026 (a) (b) (c)	430	363
American Express Co., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (a) (b) (c)	880	748
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (a) (b) (c)	860	735

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Discover Financial Services
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (a) (b) (c)	190	191
Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (a) (b) (c)	210	175
		2,212
Diversified Financial Services — 2.0%
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (a) (b) (c)	200	194
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 6.13%, 9/15/2023 (a) (b) (c)	200	193
		387
Electric Utilities — 1.0%
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (c)	210	193
Insurance — 2.9%
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (c)	390	372
Markel Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (a) (b) (c)	190	191
		563
Media — 1.5%
Paramount Global, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (c)	300	285
Multi-Utilities — 2.4%
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (c)	200	177
Sempra Energy, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (c)	320	279
		456
Oil, Gas & Consumable Fuels — 2.9%
Enbridge, Inc. (Canada), (ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (c)	200	181
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)	390	375
		556
Trading Companies & Distributors — 2.6%
AerCap Holdings NV (Ireland), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (c)	320	300
Air Lease Corp. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (a) (b) (c)	220	189
		489
Wireless Telecommunication Services — 2.5%
Rogers Communications, Inc. (Canada), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (d)	310	285
Vodafone Group plc (United Kingdom), (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	180	189
		474
Total Corporate Bonds (Cost $18,622)		17,500
	SHARES (000)
Preferred Stocks — 2.2%
Banks — 2.2%
First Republic Bank Series J, 4.70%, 12/31/2024 ($25 par value)(Cost $380)	20	414

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (e) (f) (Cost $613)	612	612
Total Investments — 97.3% (Cost $19,615)		18,526
Other Assets Less Liabilities — 2.7%		505
NET ASSETS — 100.0%		19,031

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Security is an interest bearing note with preferred security characteristics.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$17,500	$—	$17,500
Preferred Stocks	414	—	—	414
Short-Term Investments
Investment Companies	612	—	—	612
Total Investments in Securities	$1,026	$17,500	$—	$18,526
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at April 01, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.86% (b) (c)	$—	$20,485	$19,875	$2	$—(d)	$612	612	$1	$—

(a)	Commencement of operations was April 01, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2022.
(d)	Amount rounds to less than one thousand.